Other Current Assets and Other Non current Assets - Schedule of Other Assets (Detail) - TWD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Other Current Assets and Other Noncurrent Assets [Line Items]
Other Assets	$ 5,700,908	$ 8,113,244
Less: current	(3,295,562)	(2,941,598)
Noncurrent	2,405,346	5,171,646
Refundable and overpaid tax [Member]
Other Current Assets and Other Noncurrent Assets [Line Items]
Other Assets	1,458,170	1,351,646
Refundable deposits [Member]
Other Current Assets and Other Noncurrent Assets [Line Items]
Other Assets	663,911	716,097
Prepayment for equipment [Member]
Other Current Assets and Other Noncurrent Assets [Line Items]
Other Assets	453,300	650,727
Prepayments for purchases [Member]
Other Current Assets and Other Noncurrent Assets [Line Items]
Other Assets	158,521	230,793
Long-term receivables [Member]
Other Current Assets and Other Noncurrent Assets [Line Items]
Other Assets	5,812	930,001
Long-term prepaid rents [Member]
Other Current Assets and Other Noncurrent Assets [Line Items]
Other Assets		1,364,111
Others [Member]
Other Current Assets and Other Noncurrent Assets [Line Items]
Other Assets	$ 2,961,194	$ 2,869,869